Investments (Details) - Schedule of Investments - USD ($)		Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Investments (Details) - Schedule of Investments [Line Items]
Long term investments		$ 25,553		$ 91,947		$ 158,455
Related Party [Member]
Long term investments
Long term investments with related parties						95,577
Certificates of Deposit [Member]
Investments (Details) - Schedule of Investments [Line Items]
Long term investments		$ 25,553	[1]	91,947	[1],[2]	158,455	[2]
Certificates of Deposit [Member] | Related Party [Member]
Long term investments
Long term investments with related parties	[4]				[3]	$ 95,577

[1]	Investments includes certificate of deposits and interest accrued on the same.
[2]	Investments includes fixed deposits and interest accrued on the same.
[3]	Mahindra & Mahindra Financial Services Limited was related party till December 28, 2023 and these deposits have remaining maturity period of less than 12 months, hence the outstanding balance as on March 31, 2024 has been disclosed under “Short term investments” in Note 8(a) above.
[4]	these certificate of deposits have a maturity of more than 12 months and hence have been considered under long term. However, these have been given under lien against debt availed.